LOSS PER SHARE - Computation of basic and diluted loss per common share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LOSS PER SHARE
Net Loss	$ (19,221,741)	$ (4,175,903)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding , Basic (in shares)	4,924,542	1,534,487
Weighted average number of ordinary share outstanding , Diluted (in shares)	4,924,542	1,534,487
Loss per share, Basic (in dollar per share)	$ (3.9)	$ (2.72)
Loss per share, Diluted (in dollar per share)	$ (3.9)	$ (2.72)
Dilutive shares	$ 0	$ 0